Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information Abstract
Entity Registrant Name	OGLETHORPE POWER CORP
Entity Central Index Key	0000788816
Document Type	S-4
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer